Income taxes (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Deferred income taxes not recognized on undistributed earnings of subsidiaries	₨ 34,400
Unrecognize deferred tax assets on operating tax losses	508
Exchange Differences on Foreign Currency translations Recognised In Income Statement On Deferred Tax	70	₨ 105
Tax effect from change in tax rate	₨ 3	₨ 1,329	₨ (104)
Federal Statutory Tax Rates for USA Before Tax Cuts and Jobs Act		35.00%
Federal Statutory Tax Rates for USA After Tax Cuts and Jobs Act		21.00%
Taxs Cuts And Jobs Act [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Tax effect from change in tax rate		₨ 1,304